Business Combination - Additional Information (Details) - SendCloud Technology Co., Ltd., [Member] ¥ in Thousands	Mar. 08, 2022 CNY (¥)
Business Acquisition [Line Items]
Percentage of equity interests acquired	52.37%
Cash consideration	¥ 34,473